Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 1, 2012
Registrant Name	dei_EntityRegistrantName	BOSTON TRUST & WALDEN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000882748
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2012
Prospectus Date	rr_ProspectusDate	Aug 1, 2012

BOSTON TRUST BALANCED FUND (Prospectus Summary): | BOSTON TRUST BALANCED FUND
Boston Trust Asset Management Fund

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund

Walden Asset Management Fund

Supplement dated August 1, 2012

to the Prospectus and Statement of Additional Information dated August 1, 2012

Effective October 1, 2012 the Boston Trust Balanced Fund and the Walden Balanced Fund are renamed the Boston Trust Asset Management Fund and the Walden Asset Management Fund, respectively.

The principal investment strategy appearing on pages 1 and 21 of the prospectus for the Boston Trust Asset Management Fund (formerly, the Boston Trust Balanced Fund) and on pages 11 and 23 of the prospectus for the Walden Asset Management Fund (formerly, the Walden Balanced Fund) states that each Fund will invest at least 25% of its assets in fixed income securities, such as U.S. government agency securities, corporate bonds and money market funds , and at most 75% of its assets in a diversified portfolio of domestic equity securities, such as common and preferred stock ( emphasis added ).  Previously, shares of money market funds held by the Funds were excluded from the calculation of the percentage of the each Fund���s assets allocated to fixed income securities.  The changes in each Fund���s investment strategy are effective as of October 1, 2012.

Please retain this supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
BOSTON TRUST BALANCED FUND (Prospectus Summary): | BOSTON TRUST BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Boston Trust Asset Management Fund
Supplement Text	ck0000882748_SupplementTextBlock

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund

Walden Asset Management Fund

Supplement dated August 1, 2012

to the Prospectus and Statement of Additional Information dated August 1, 2012

Effective October 1, 2012 the Boston Trust Balanced Fund and the Walden Balanced Fund are renamed the Boston Trust Asset Management Fund and the Walden Asset Management Fund, respectively.

The principal investment strategy appearing on pages 1 and 21 of the prospectus for the Boston Trust Asset Management Fund (formerly, the Boston Trust Balanced Fund) and on pages 11 and 23 of the prospectus for the Walden Asset Management Fund (formerly, the Walden Balanced Fund) states that each Fund will invest at least 25% of its assets in fixed income securities, such as U.S. government agency securities, corporate bonds and money market funds , and at most 75% of its assets in a diversified portfolio of domestic equity securities, such as common and preferred stock ( emphasis added ).  Previously, shares of money market funds held by the Funds were excluded from the calculation of the percentage of the each Fund���s assets allocated to fixed income securities.  The changes in each Fund���s investment strategy are effective as of October 1, 2012.

Please retain this supplement with your Prospectus for future reference.

BOSTON TRUST BALANCED FUND | Boston Trust Asset Management Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTBFX

WALDEN BALANCED FUND (Prospectus Summary): | WALDEN BALANCED FUND
Walden Asset Management Fund

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund

Walden Asset Management Fund

Supplement dated August 1, 2012

to the Prospectus and Statement of Additional Information dated August 1, 2012

Effective October 1, 2012 the Boston Trust Balanced Fund and the Walden Balanced Fund are renamed the Boston Trust Asset Management Fund and the Walden Asset Management Fund, respectively.

The principal investment strategy appearing on pages 1 and 21 of the prospectus for the Boston Trust Asset Management Fund (formerly, the Boston Trust Balanced Fund) and on pages 11 and 23 of the prospectus for the Walden Asset Management Fund (formerly, the Walden Balanced Fund) states that each Fund will invest at least 25% of its assets in fixed income securities, such as U.S. government agency securities, corporate bonds and money market funds , and at most 75% of its assets in a diversified portfolio of domestic equity securities, such as common and preferred stock ( emphasis added ).  Previously, shares of money market funds held by the Funds were excluded from the calculation of the percentage of the each Fund���s assets allocated to fixed income securities.  The changes in each Fund���s investment strategy are effective as of October 1, 2012.

Please retain this supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
WALDEN BALANCED FUND (Prospectus Summary): | WALDEN BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Walden Asset Management Fund
Supplement Text	ck0000882748_SupplementTextBlock

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund

Walden Asset Management Fund

Supplement dated August 1, 2012

to the Prospectus and Statement of Additional Information dated August 1, 2012

Effective October 1, 2012 the Boston Trust Balanced Fund and the Walden Balanced Fund are renamed the Boston Trust Asset Management Fund and the Walden Asset Management Fund, respectively.

The principal investment strategy appearing on pages 1 and 21 of the prospectus for the Boston Trust Asset Management Fund (formerly, the Boston Trust Balanced Fund) and on pages 11 and 23 of the prospectus for the Walden Asset Management Fund (formerly, the Walden Balanced Fund) states that each Fund will invest at least 25% of its assets in fixed income securities, such as U.S. government agency securities, corporate bonds and money market funds , and at most 75% of its assets in a diversified portfolio of domestic equity securities, such as common and preferred stock ( emphasis added ).  Previously, shares of money market funds held by the Funds were excluded from the calculation of the percentage of the each Fund���s assets allocated to fixed income securities.  The changes in each Fund���s investment strategy are effective as of October 1, 2012.

Please retain this supplement with your Prospectus for future reference.

WALDEN BALANCED FUND | Walden Asset Management Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSBFX